ACCOUNTS RECEIVABLE, NET - Changes in provision (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the PCLD for customer electricity accounts
Opening Balance	R$ 1,668,710	R$ 2,635,209
(+) Constitution	1,891,966	619,232
(-) Reversal	(217,633)	(738,732)
(-) Write-off	(46,180)	(855,403)
Transfers		8,404
Final Balance	R$ 3,296,863	R$ 1,668,710
Expected credit loss rate	100.00%
Additional provision	R$ 1,891,966
Amazonas Energia [Member]
Changes in the PCLD for customer electricity accounts
Percentage of provisioning of debt confession instruments (ICD) held	100.00%
Additional provision	R$ 1,357,111